Trade and Other Payables	12 Months Ended
Dec. 31, 2024
Disclosure Of Trade And Other Payables [Abstract]
Trade and Other Payables	24 Trade and Other Payables

	2024	2023
	$m	$m
Amounts due to exchanges, clearing houses and other counterparties	1,501.5	1,461.9
Amounts payable to clients	7,270.8	4,899.1
Accruals	468.3	379.8
Trade payables	470.2	16.1
Other tax and social security taxes	9.9	10.4
Deferred income	2.4	0.5
Other creditors	17.3	18.1
	9,740.4	6,785.9

Included in amounts payable to clients and amounts due to exchanges, clearing houses and other counterparties are segregated balances of $4,733.5m (2023: $3,820.2m) and non-segregated balances of
$4,038.8m (2023: $2,540.8m).
The Directors consider that the carrying amount of trade and other payables is not materially different to their fair value.